EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings (loss) per share computations
Basic earnings (loss) per share computation

	Years ended December 31,
	2018	2017
Numerator
Net earnings (loss) attributable to equity holders of IAMGOLD	$(28.2)	$501.6
Denominator (in millions)
Weighted average number of common shares (basic)	466.5	463.0
Basic earnings (loss) attributable to equity holders of IAMGOLD ($/share)	$(0.06)	$1.08

Diluted earnings (loss) per share computation

	Years ended December 31,
	2018	2017
Denominator (in millions)
Weighted average number of common shares (basic)	466.5	463.0
Dilutive effect of share options	—	1.2
Dilutive effect of full value award units	—	3.3
Weighted average number of common shares (diluted)	466.5	467.5
Diluted earnings (loss) attributable to equity holders of IAMGOLD ($/share)	$(0.06)	$1.07
Equity instruments excluded from the computation of diluted earnings per share, which could be dilutive in the future, were as follows:

		Years ended December 31,
(in millions)	Notes	2018	2017
Share options	27(a)	7.1	2.4
Full value awards	27(b)	5.2	—
Contingently issuable shares	24	1.0	2.1
		13.3	4.5